FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	£ 21,076	£ 37,850
Loans and advances to banks	2,399	3,026
Debt securities:
Government securities	18,854	18,095
Other public sector securities	2,126	2,064
Bank and building society certificates of deposit	984	1,105
Asset-backed securities:
Mortgage-backed securities	468	225
Other asset-backed securities	258	349
Corporate and other debt securities	18,216	18,310
Debt instruments	40,906	40,148
Treasury and other bills	19	20
Equity shares	95,789	77,485
Total financial assets at fair value through profit or loss	160,189	158,529
Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	13,098	18,971
Bank and building society certificates of deposit		118
Asset-backed securities:
Mortgage-backed securities	121	120
Other asset-backed securities	60	131
Corporate and other debt securities	11,051	5,151
Debt instruments	24,330	24,491
Treasury and other bills	535	303
Equity shares	227	21
Total financial assets at fair value through other comprehensive income	25,092	24,815
Financial Assets, Excluding Derivatives [Member]
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	185,281	183,344
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	10,164	27,285
Loans and advances to banks	2,381	3,026
Debt securities:
Government securities	236	169
Other public sector securities	2,071	2,064
Bank and building society certificates of deposit	932	1,021
Asset-backed securities:
Mortgage-backed securities	468	219
Other asset-backed securities	158	231
Corporate and other debt securities	16,381	16,840
Debt instruments	20,246	20,544
Equity shares	17	26
Total financial assets at fair value through profit or loss	32,808	50,881
Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	238	124
Bank and building society certificates of deposit		118
Asset-backed securities:
Other asset-backed securities		5
Corporate and other debt securities	11,035	5,119
Debt instruments	11,273	5,366
Total financial assets at fair value through other comprehensive income	11,273	5,366
Level 2 of fair value hierarchy [member] | Financial Assets, Excluding Derivatives [Member]
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	44,081	56,247
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	10,912	10,565
Debt securities:
Other public sector securities	55
Asset-backed securities:
Mortgage-backed securities		6
Other asset-backed securities	100	118
Corporate and other debt securities	1,835	1,470
Debt instruments	1,990	1,594
Equity shares	2,006	1,758
Total financial assets at fair value through profit or loss	14,908	13,917
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Asset-backed securities:
Mortgage-backed securities	121	120
Other asset-backed securities	60	126
Debt instruments	181	246
Equity shares	227	21
Total financial assets at fair value through other comprehensive income	408	267
Level 3 of fair value hierarchy [member] | Financial Assets, Excluding Derivatives [Member]
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	15,316	14,184
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	18
Debt securities:
Government securities	18,618	17,926
Bank and building society certificates of deposit	52	84
Asset-backed securities:
Debt instruments	18,670	18,010
Treasury and other bills	19	20
Equity shares	93,766	75,701
Total financial assets at fair value through profit or loss	112,473	93,731
Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	12,860	18,847
Asset-backed securities:
Corporate and other debt securities	16	32
Debt instruments	12,876	18,879
Treasury and other bills	535	303
Total financial assets at fair value through other comprehensive income	13,411	19,182
Level 1 of fair value hierarchy [member] | Financial Assets, Excluding Derivatives [Member]
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	£ 125,884	£ 112,913